Summary of Non Vested Restricted Share Activity (Detail) (USD $)	12 Months Ended
Dec. 31, 2014
Number of non-vested restricted shares
Beginning Balance	555,282
Granted	83,000
Vested	(278,779)
Forfeited	(118,561)
Converted from options	19,375
Ending Balance	260,317
Weighted-average grant-date fair value
Beginning Balance	$ 11.90
Granted	$ 27.81
Vested	$ 12.71
Forfeited	$ 19.66
Converted from options	$ 31.64
Ending Balance	$ 14.03